Income tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of the current and deferred portions of income tax expense included in the consolidated statements of Comprehensive Income
The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income are as follows:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Income (loss) before income tax expenses
PRC entities	1,914,432	2,919,350	3,494,192
Non-PRC entities (a)	(130,621)	(28,172)	(959,721)
Total	1,783,811	2,891,178	2,534,471

Current income tax expenses
PRC entities	(288,282)	(402,012)	(379,130)
Non-PRC entities	-	(9,880)	(48,931)
Total	(288,282)	(411,892)	(428,061)

Deferred income tax benefit (expenses)
PRC entities	7,768	(3,919)	(25,081)
Non-PRC entities	-	-	(24,565)
Total	7,768	(3,919)	(49,646)

Income tax expenses
PRC entities	(280,514)	(405,931)	(404,211)
Non-PRC entities	-	(9,880)	(73,496)
Total	(280,514)	(415,811)	(477,707)

(a) The loss before tax incurred by non-PRC entities for the year ended December 31, 2018 was mainly due to the fair value loss on derivative liabilities amouting to RMB2,285,223. This fair value loss was incurred by Huya whose applicable tax rate is zero, therefore the tax impact related to this fair value loss was included in “effect of different tax rates available to different jurisdictions” in the reconciliation table below.

Schedule of the reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax income
The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax income is as follows:

	For the year ended December 31,
	2016	2017	2018

PRC Statutory income tax rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax holiday and preferential tax benefit	11.6%	13.2%	16.5%
Effect of different tax rates available to different jurisdictions	(1.7)%	(0.3)%	(10.1)%
Permanent differences (i)	(1.1)%	(1.8)%	(3.5)%
Change in valuation allowance	(1.5)%	(2.3)%	(1.6)%
Effect of Super Deduction available to the Group	2.0%	1.8%	4.9%
Effective income tax rate	(15.7)%	(14.4)%	(18.8)%

Per ADS effect of tax holiday (RMB)	3.52	4.71	5.35
Per share effect of tax holiday (RMB)	0.18	0.24	0.27

(i) Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

Schedule of the tax effects of temporary differences that give rise to the deferred tax asset balances	The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2017 and 2018 are as follows:

	December 31,
	2017	2018
	RMB	RMB

Deferred tax assets:
Tax loss carried forward	74,951	148,899
Allowance for doubtful receivable, accrued expense and others not currently deductible for tax purposes	62,177	84,249
Deferred revenue	97,858	36,007
Impairment of investment	12,783	17,180
Others	753	753
Valuation allowance (i)	(135,505)	(175,793)

Amounts offset by deferred tax liabilities	-	(40,461)

Total deferred tax assets, net	113,017	70,834

Deferred tax liabilities:
Related to the fair value changes of investments	3,627	61,658
Related to acquired intangible assets	2,406	1,531
Others	4,777	4,777

Amounts offset by deferred tax assets	-	(40,461)

Total deferred tax liabilities, net	10,810	27,505

(i)
Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance was provided for net operating loss carry forward because it was more likely than not that such deferred tax assets would not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Summary of Valuation Allowance
Movement of valuation allowance

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Balance at beginning of the year	(53,316)	(80,712)	(135,505)
Additions	(45,491)	(78,978)	(113,597)
Reversals	18,095	24,185	73,309
Balance at end of the year	(80,712)	(135,505)	(175,793)